Related party transactions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Summary of Related Party Transactions	The disclosure amounts are based on the expense recognized in the consolidated statement of operations in the respective year.

	2022	2021	2020
	(in € millions)
Key management compensation
Short term employee benefits	6	4	5
Share-based compensation	37	26	30
Total	43	30	35